CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended			12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014		Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income	$ 8,074	$ 6,128	[1]	$ 8,210	$ 7,012
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization of premises and equipment	444	461		611	462
Provision for loan losses	(1,325)			589	4,200
Realized loss (gain) on sales of other real estate owned	260	235		278	(737)
Write-down of other real estate owned	182	729		1,190	2,373
Realized loss (gain) on sales of premises and equipment	4	(1)			3
Increase in cash surrender value of bank owned life insurance	(219)	(213)		(286)	(296)
Deferred income tax expense	136	672		731	(68)
Stock compensation expense	266	110		154	248
Net amortization of securities	431	374		512	491
Net change in:
Accrued interest receivable and other assets	(476)	48		(407)	(722)
Prepaid FDIC deposit					1,332
Loans held for sale	(9,598)	5,972		3,238	1,044
Loan servicing rights	25	(115)		(217)	(1,411)
Accrued interest payable and other liabilities	1,363	484		853	363
Net cash provided by (used in) operating activities	(433)	14,884		15,456	14,294
Cash flows from investing activities
Proceeds from maturities and calls of securities available for sale	6,691	8,352		11,566	12,719
Purchases of securities available for sale	(11,274)	(12,843)		(19,664)	(25,799)
Purchases of FHLB stock	(2,255)
Loan originations and principal collections, net	(56,882)	(23,928)		(80,786)	13,098
Proceeds from sales of premises and equipment		25		65
Purchases of premises and equipment	(1,623)	(978)		(1,038)	(998)
Capitalized additions to other real estate owned	(39)	(423)
Proceeds from sales of other real estate owned	5,240	8,714		8,799	17,827
Net cash (used in) provided by investing activities	(60,142)	(21,081)		(81,058)	16,847
Cash flows from financing activities
Net increase (decrease) in demand and savings deposits	(521)	24,580		38,226	22,820
Net decrease in certificates of deposits	31,274	(40,957)		(49,065)	(19,331)
Net change in other borrowings	(19,473)	(4,822)		(5,312)	(4,227)
Proceeds from FHLB Advances	404,500	5,000		11,000	2,300
Repayment of FHLB Advances	(368,500)	(5,000)		(5,000)	(5,300)
Proceeds from other borrowings				15,000
Payments to acquire treasury stock		(812)		(889)	(913)
Proceeds from issuance of common stock	16,895	506		812	69
Dividends paid on common stock	(687)
Proceeds from issuance of preferred stock					1,000
Dividends paid on preferred stock	(239)	(239)		(320)	(290)
Net cash provided by (used in) financing activities	63,121	(21,857)		4,302	(4,022)
Net change in cash and cash equivalents	2,546	(28,054)		(61,300)	27,119
Cash and cash equivalents, beginning of period	10,480	71,780		71,780	44,661
Cash and cash equivalents, end of period	13,026	43,726		10,480	71,780
Cash paid during the period for:
Interest	5,516	5,674		7,531	8,732
Income taxes	3,960	2,925		4,497	4,080
Noncash investing activities
Transfer from loans to other real estate owned	1,530	1,321		1,321	25,029
Loans charged off	1,894	218		647	6,438
SBLF
Cash flows from financing activities
Dividends paid on preferred stock	$ (128)	$ (113)		$ (150)	$ (150)

[1]	Adjusted for 10-for-1 stock split on April 4, 2014